Taxes - Offsetting Deferred Income Tax Assets Against Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Deferred income tax assets	$ (61,900)	$ (101,300)
Deferred income tax liabilities	8,719	54,861
Net deferred income tax assets	(53,181)	(46,439)	$ 39,473
Deferred tax assets (liabilities)
Statement Line Items [Line Items]
Deferred income tax assets	(61,900)	(101,300)
Deferred income tax liabilities	$ 8,719	$ 54,861